SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) (Parenthetical) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	Feb. 12, 2025 USD ($) shares $ / shares	Jan. 15, 2025 USD ($) shares $ / shares	Aug. 14, 2024 USD ($) $ / shares	Aug. 14, 2023 shares	Mar. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Mar. 31, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Number of stock options, options granted | shares					605,000	552,000
Stock option one [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)					$ 2.61		$ 3.75
Options expire					Aug. 20, 2025
Stock option one [member] | Employees consultant and director [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options granted | shares				552,000
Number of stock options, exercise price			$ 1.78
Options expire			Aug. 13, 2029
Fair value of options granted | $			$ 779
Share price			$ 1.78
Expected option life			5 years
Volatility			109.00%
Risk-free interest rate			3.67%
Dividend yield			0.00%
Stock option two [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)					$ 14.60		21.00
Options expire					Jun. 03, 2026
Stock option two [member] | Employees [member]
IfrsStatementLineItems [Line Items]
Number of stock options, options granted | shares		105,000
Number of stock options, exercise price		$ 6.40
Fair value of options granted | $		$ 627
Share price		$ 6.38
Expected option life		10 years
Volatility		110.00%
Risk-free interest rate		4.65%
Dividend yield		0.00%
Stock option two [member] | Chief executives officer [Member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.64%
Stock option three [member]
IfrsStatementLineItems [Line Items]
Number of stock options, exercise price | (per share)					$ 13.90		$ 20.00
Options expire					Oct. 28, 2026
Stock option three [member] | Chief executives officer [Member]
IfrsStatementLineItems [Line Items]
Number of stock options, options granted | shares	500,000
Number of stock options, exercise price	$ 6.40
Options expire	Feb. 02, 2035
Fair value of options granted | $	$ 3,092
Share price	$ 6.61
Expected option life	10 years
Volatility	110.00%
Dividend yield	0.00%